Other Assets - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Assets [Abstract]
Other assets	€ 1,765	€ 1,968	€ 2,078